[redacted]

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

07054711

CERTNYS

1-03523

May 21, 2007

RECD S.E.C.
MAY 2 1 2007
1086

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, WESTAR ENERGY, INC., First Mortgage Bonds 6.10% Series due 2047 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 21, 2007. Tentative listing date – May 23, 2007.

Sincerely,

PROCESSED
MAY 2 3 2007
THOMSON
FINANCIAL

END